Inventories (Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Components	$ 12,313	$ 13,323
Systems partially completed	6,658	6,654
Completed systems, including systems at customer locations not yet sold	6,454	6,332
Total inventories	25,425	26,309
Current assets	18,335	24,355
Long term assets	$ 7,090	$ 1,954